Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of balance of treasury shares
	12/31/2025	12/31/2024
Balance of unrestricted shares held in treasury	28,542,005	19,283,471
Balance of treasury shares granted with right of use	18,601,046	14,083,439
Total balance of treasury shares	47,143,051	33,366,910

Balance and changes in other reserves

Balance and changes in Accumulated other comprehensive income of the Company are as follows:

	Fair value of cash flow hedging instruments (i)	Fair value of financial investments (ii)	Cumulative translation adjustments of associates	Actuarial gain/(loss) of post-employment benefits (iii)	Non-controlling shareholders interest change (iv)	Others	Total
As of December 31, 2022	‐	-	-	(18,142)	197,369	747	179,974
Changes in fair value of financial instruments	(11,375)			‐	‐	284	(11,091)
IRPJ and CSLL on fair value	3,691			‐	‐	‐	3,691
Actuarial gains of own and subsidiaries’ post-employment benefits	‐			(28,710)	‐	‐	(28,710)
IRPJ and CSLL on actuarial gains	‐			10,244	‐	‐	10,244
As of December 31, 2023	(7,684)	‐	‐	(36,608)	197,369	1,031	154,108
Changes in fair value of financial instruments	12,186	‐	‐	‐	‐	52	12,238
IRPJ and CSLL on fair value	(3,691)	‐	‐	‐	‐	‐	(3,691)
Actuarial gains of own and subsidiaries’ post-employment benefits	‐	‐	‐	24,587	‐	‐	24,587
IRPJ and CSLL on actuarial gains	‐	‐	‐	(9,164)	‐	‐	(9,164)
Currency translation adjustment of foreign associates	‐	‐	36,134	‐	‐	‐	36,134
As of December 31, 2024	811	‐	36,134	(21,185)	197,369	1,083	214,212
Changes in fair value of financial instruments	-	‐	66,843	‐	‐	(1,317)	65,526
Actuarial gains of own and subsidiaries’ post-employment benefits	‐	‐	‐	253	‐	‐	253
IRPJ and CSLL on actuarial gains	‐	‐	‐	843	‐	‐	843
Currency translation adjustment of foreign associates	‐	‐	(57,479)	‐	‐	‐	(57,479)
As of December 31, 2025	811	‐	45,948	(20,089)	197,369	(234)	223,355

Dividends and Allocation of Net Income

The management's proposal for the allocation of net income for 2025 and for distribution of dividends is as follows:

Allocation of net income	12/31/2025	12/31/2024	12/31/2023
Net income for the year attributable to shareholders of Ultrapar	2,453,853	2,362,740	2,439,795
Legal reserve (5% of the net income)	(122,692)	(118,137)	(121,990)
Adjusted net income (basis for dividends)	2,331,161	2,244,603	2,317,805
Minimum mandatory dividends for the year (25% of the adjusted net income)	582,790	561,151	579,451
Interim dividends already distributed (R$ 0.30 per share in 2025, R$ 0.25 per share in 2024 and 2023)	(326,005)	(275,971)	(273,798)
Interim dividends already distributed (R$ 1.00 per share)	(1,087,308)	-	-
Additional dividends to the minimum mandatory dividends	830,523	208,121	134,031
Balance of proposed dividends payable (R$ 0.45 per share in 2024 and R$ 0.40 per share in 2023)	-	493,301	439,684

Allocation of dividends
Minimum mandatory dividends for the year (25% of the adjusted net income)	582,790	561,151	579,451
Additional dividends to the minimum mandatory dividends	830,523	208,121	134,031
Total amount of dividends distributed	1,413,313	769,272	713,482

Allocation of net income
Legal reserve (5% of the net income)	122,692	118,137	121,990
Statutory reserve	917,848	1,475,331	1,604,323
Minimum mandatory dividends for the year (25% of the adjusted net income)	582,790	561,151	579,451
Additional dividends to the minimum mandatory dividends	830,523	208,121	134,031
Total distribution of net income for the year attributable to shareholders of Ultrapar	2,453,853	2,362,740	2,439,795

Summary of Balances and Changes in Consolidated Dividends Payable

Changes in dividends payable are as follows:

Balance as of December 31, 2022	48,525
Provisions	688,189
Prescribed dividends	(2,048)
Payments	(400,025)
Balance as of December 31, 2023	334,641
Dividends payable	829,857
Dividends prescribed	(3,369)
Payments	(833,658)
Balance as of December 31, 2024	327,471
Provisions	1,867,734
Payments	(2,172,132)
Balance as of December 31, 2025	23,073